Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees – Ernst & Young	2017	2016	2015
The audit of the company annual accounts[a]	26	25	27
The audit of accounts of subsidiaries of the company	11	12	13
Total audit	37	37	40
Audit-related assurance services[b]	7	7	7
Total audit and audit-related assurance services	44	44	47
Taxation compliance services	—	1	1
Services relating to corporate finance transactions	—	—	1
Non-audit and other assurance services	3	1	1
Total non-audit or non-audit-related assurance services	3	2	3
Services relating to BP pension plans[c]	—	1	1
	47	47	51
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services.
[c] The pension plan services include tax compliance service of $nil (2016 $nil and 2015 $0.4 million).